Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Deposits and Weighted Average Interest Rates [Table Text Block]
	2014			2013
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$118,073	23.8%	0.00%	$169,362	30.6%
NOW accounts	0.02	75,553	15.2	0.03	70,407	12.7
Savings accounts	0.07	46,672	9.4	0.07	44,823	8.1
Money market accounts	0.25	158,798	32.0	0.28	139,818	25.2
		399,096	80.4		424,410	76.6
Certificates by rate:
0-0.99%		81,197	16.3		85,705	15.5
1-1.99%		13,629	2.7		38,456	6.9
2-2.99%		2,721	0.6		4,798	0.9
3-3.99%		107	0.0		561	0.1
Total certificates	0.61	97,654	19.6	0.80	129,520	23.4
Total deposits	0.21	$496,750	100.0%	0.26	$553,930	100.0%

Scheduled Maturities of Certificates of Deposit [Table Text Block]
	2014		2013
(Dollars in thousands)	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Remaining term to maturity
1-6 months	$32,925	0.52%	$43,618	0.84%
7-12 months	26,764	0.49	43,462	0.64
13-36 months	29,929	0.68	35,542	0.86
Over 36 months	8,036	1.03	6,898	1.14
	$97,654	0.61	$129,520	0.80

Schedule of Interest Expense Domestic Deposit Liabilities [Table Text Block]
(Dollars in thousands)	2014	2013	2012
NOW accounts	$15	15	35
Savings accounts	31	34	67
Money market accounts	414	372	447
Certificates	751	1,383	3,192
	$1,211	1,804	3,741